Condensed Statement of Operations (Unaudited) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
General and administrative costs	$ 273,726	$ 1,260,211
Loss from operations	(273,726)	(1,260,211)
Other income:
Interest income on marketable securities held in Trust Account	2,008,654	1,376,013
Unrealized gain on marketable securities held in Trust Account		91,876
Total other income	2,008,654	1,467,889
Net income	$ 1,734,928	$ 207,678
Class A Ordinary Shares
Other income:
Weighted average shares outstanding , basic	23,660,000	8,576,750
Basic net income per share	$ 0.06	$ 0.01
Weighted average shares outstanding , diluted	23,660,000	8,576,750
Diluted net income per share	$ 0.06	$ 0.01
Class B Ordinary Shares
Other income:
Weighted average shares outstanding , basic	7,666,667	7,029,167	[1]
Basic net income per share	$ 0.06	$ 0.01
Weighted average shares outstanding , diluted	7,666,667	7,235,417	[1]
Diluted net income per share	$ 0.06	$ 0.01

[1]	On November 3, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 1,000,000 Founder Shares are no longer subject to forfeiture (Note 5).